Schedule of Loss Per Share and Weighted-average (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: dividends on series B preferred stock	$ (3,292,158)	$ (3,663,278)	$ (5,970,904)	$ (10,599,807)	$ (15,303,402)	$ (33,469,830)
Net loss from continuing operations available to ordinary shareholders	(3,341,490)	(3,665,525)	(6,021,185)	(10,605,648)	(15,312,264)	(34,250,214)
Net income (loss) from discontinued operations, net of tax, available to ordinary shareholders	(149,000)	(1,147,654)	(294,000)	(1,255,654)	70,024	(22,174,305)
Net loss available to ordinary shareholders	$ (3,490,490)	$ (4,813,179)	$ (6,315,185)	$ (11,861,302)	$ (15,242,240)	$ (56,424,519)
Weighted average shares outstanding, Basic	2,813,900	2,361,974	2,813,900	2,361,974	2,488,477	1,430,031
Basic and diluted:
Net loss from continuing operations per share, basic	$ (1.19)	$ (1.55)	$ (2.14)	$ (4.49)	$ (6.15)	$ (23.95)
Net income (loss) from discontinued operations per share					0.03	(15.51)
Net loss per share, basic	$ (1.24)	$ (2.04)	$ (2.24)	$ (5.02)	$ (6.12)	$ (39.46)
Weighted average shares outstanding, diluted	2,813,900	2,361,974	2,813,900	2,361,974		1,430,031
Net loss from continuing operations per share, diluted	$ (1.19)	$ (1.55)	$ (2.14)	$ (4.49)		$ (23.95)
Net loss from discontinued operations per share, basic	(0.05)	(0.49)	(0.10)	(0.53)		(15.51)
Net loss from discontinued operations per share, diluted	(0.05)	(0.49)	(0.10)	(0.53)		(15.51)
Net loss per share, diluted	$ (1.24)	$ (2.04)	$ (2.24)	$ (5.02)		$ (39.46)
Preferred Stock [Member] | Series A Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: dividend accretion on series A preferred stock						$ (373,560)
Preferred Stock [Member] | Series A Preferred Stock One [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: dividend accretion on series A preferred stock						(91,192)
Preferred Stock [Member] | Series B Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: dividends on series B preferred stock	$ (48,633)		$ (48,633)
Less: dividends on series B preferred stock					$ (8,862)	$ (315,632)
Preferred Stock [Member] | Series B Preferred Stock One [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: dividends on series B preferred stock	$ (699)	$ (2,247)	$ (1,648)	$ (5,841)